Fair Value Measurement (Details) - Schedule of Liabilities that are Measured at Fair Value in the Financial Statements $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Liabilities that are Measured at Fair Value in the Financial Statements [Line Items]
Marketable securities	$ 2,991
Level 1 [Member]
Schedule of Liabilities that are Measured at Fair Value in the Financial Statements [Line Items]
Marketable securities	2,991
Level 2 [Member]
Schedule of Liabilities that are Measured at Fair Value in the Financial Statements [Line Items]
Marketable securities
Level 3 [Member]
Schedule of Liabilities that are Measured at Fair Value in the Financial Statements [Line Items]
Marketable securities